Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2018 USD ($)
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Enterprise income tax rate	25.00%	25.00%
Net operating loss carry forwards	¥ 96,242,160		¥ 80,539,001		$ 13,997,841
Operating losses expiration beginning year	2019	2019
Operating losses expiration ending year	2023	2023
Temporary differences in respect of investments in foreign subsidiaries	¥ 6,015,000,000	$ 875,000,000
Unrecognized deferred tax liabilities	2,406,000,000				$ 350,000,000
Unrecognized tax benefits	¥ 0		¥ 0
Maximum [Member]
Income Tax [Line Items]
PRC tax authority to conduct examinations, term	5 years	5 years
Variable Interest Entity, Subsidiaries [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Variable Interest Entity, Subsidiaries in Ganzhou [Member]
Income Tax [Line Items]
Statutory income tax rate	15.00%	15.00%	15.00%
Variable Interest Entity, Subsidiaries in Xinjiang [Member]
Income Tax [Line Items]
Percentage of reduction from its first profitable year	50.00%	50.00%	50.00%
QD Data Limited (“Qudian HK”) [Member]
Income Tax [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
PRC Subsidiaries [Member]
Income Tax [Line Items]
Percentage of withholding tax for dividends, interest, rent and royalties payment	10.00%	10.00%